Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (346)	$ (15,274)	$ (5,311)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Provision for bad debts		445	(259)
Depreciation and amortization		2,158	3,352
Deferred rent		(398)	28
Reserve for restructuring			420
Reserve for litigation		15	65
Reserve for obsolete inventory		(20)	(5)
Impairment of goodwill and intangible assets		4,475	66
Stock-based compensation	13	2,325	2,831
Deferred income taxes		(511)	511
Accretion of discount on note receivable	(20)
(Gain) / loss on disposition of business units, net of tax	(2,589)	119
Changes in operating assets and liabilities:
Accounts receivable		(6,221)	8,112
Inventories		307	(827)
Prepaid expenses and other current assets	222	(269)	22
Security deposits and other assets		220	16
Accounts payable	(472)	(622)	(2,634)
Deferred revenues		359	5
Accrued compensation and related benefits	(703)	408	488
Deferred compensation	(1,685)	2,506
Other current liabilities	(1,832)	1,743	(751)
Other long-term obligations		396	(47)
Total adjustments	(7,066)	7,435	11,393
Net cash (used in) provided by operating activities	(7,412)	(7,839)	6,082
Cash flows from investing activities:
Purchases of property and equipment		(1,275)	(2,797)
Purchase of intangible assets		(56)	(68)
Proceeds from note receivable	876	875
Proceeds from sale of business units	7,039	39,022
Proceeds from/(investment in) restricted cash equivalents	1,685	(2,506)
Net cash provided by (used in) investing activities	9,600	36,060	(2,865)
Cash flows from financing activities:
Net repayments under line of credit		(2,163)	(4,930)
Repayment of notes payable			(400)
Proceeds from issuance of stock in connection with options exercised	584	273
Proceeds from issuance of stock in connection with ESPP		45	93
Repurchase of common stock	(21)	(444)	(35)
Net cash (used in) financing activities	(19,087)	(5,316)	(5,272)
Net increase (decrease) in cash and cash equivalents	(16,899)	22,905	(2,055)
Cash and cash equivalents - beginning of period	26,126	3,221	5,276
Cash and cash equivalents - end of period	9,227	26,126	3,221
Supplemental disclosure of cash flow information:
Cash paid during the period for interest		253	631
Supplemental disclosure of non-cash investing and financing activities:
Purchases of equipment under capital lease		679
Stock Compensation Plan
Cash flows from financing activities:
Repurchase of equity		(339)
Tender Offers
Cash flows from financing activities:
Repurchase of equity	(19,650)	(2,688)
SafirRosetti
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration		1,381
Preparedness Services
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration		2,952
Fraud and SIU Services
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration		825
Bode
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration		$ 4,642